REIMBURSEMENT RIGHTS AND OBLIGATIONS - Flow of receipt of the right of reimbursement at present value (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Reimbursement rights at present value	R$ 2,952,397